UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity:  333-113543-33


                     IXIS Real Estate Capital Trust 2006-HE2
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           56-2596084, 56-2596086, 56-2596088, 56-2596090, 56-2596092
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
      A1              [   ]           [   ]           [ x ]
      A2              [   ]           [   ]           [ x ]
      A3              [   ]           [   ]           [ x ]
      A4              [   ]           [   ]           [ x ]
      M1              [   ]           [   ]           [ x ]
      M2              [   ]           [   ]           [ x ]
      M3              [   ]           [   ]           [ x ]
      M4              [   ]           [   ]           [ x ]
      M5              [   ]           [   ]           [ x ]
      M6              [   ]           [   ]           [ x ]
      B1              [   ]           [   ]           [ x ]
      B2              [   ]           [   ]           [ x ]
      B3              [   ]           [   ]           [ x ]
      B4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  December 26, 2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   January 10, 2007

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass - Through Certificates Series 2006-HE2 relating to the December 26, 2006 distribution.


                                     EX-99.1
                 IXIS Real Estate Capital Trust, Series 2006-HE2
                                December 26, 2006

                                Table of Contents
                                                                          Page
Distribution Report   ....................................................  2
Factor Report   ..........................................................  3
Delinquency Totals   .....................................................  6
Foreclosure Group Report   ...............................................  7
Bankruptcy Group Report   ................................................  8
REO Group Report   .......................................................  9
Principal Payoffs by Group occurred in this Distribution    .............. 12
Realized Loss Group Report   ............................................. 12

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com

                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                       DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       401,770,000.00  274,567,361.67     32,927,368.26    1,189,686.59    34,117,054.85    0.00        0.00      241,639,993.41
A2       124,280,000.00  124,280,000.00              0.00      544,504.56       544,504.56    0.00        0.00      124,280,000.00
A3       168,720,000.00  168,720,000.00              0.00      744,643.67       744,643.67    0.00        0.00      168,720,000.00
A4       108,225,000.00  108,225,000.00              0.00      486,365.96       486,365.96    0.00        0.00      108,225,000.00
M1        34,500,000.00   34,500,000.00              0.00      155,877.47       155,877.47    0.00        0.00       34,500,000.00
M2        32,000,000.00   32,000,000.00              0.00      145,355.16       145,355.16    0.00        0.00       32,000,000.00
M3        18,500,000.00   18,500,000.00              0.00       84,182.45        84,182.45    0.00        0.00       18,500,000.00
M4        16,500,000.00   16,500,000.00              0.00       76,011.86        76,011.86    0.00        0.00       16,500,000.00
M5        16,000,000.00   16,000,000.00              0.00       74,223.91        74,223.91    0.00        0.00       16,000,000.00
M6        15,000,000.00   15,000,000.00              0.00       70,430.57        70,430.57    0.00        0.00       15,000,000.00
B1        14,000,000.00   14,000,000.00              0.00       71,260.11        71,260.11    0.00        0.00       14,000,000.00
B2        11,500,000.00   11,500,000.00              0.00       59,461.28        59,461.28    0.00        0.00       11,500,000.00
B3        10,000,000.00   10,000,000.00              0.00       58,551.20        58,551.20    0.00        0.00       10,000,000.00
B4        10,000,000.00   10,000,000.00              0.00       62,175.41        62,175.41    0.00        0.00       10,000,000.00
P                100.00          100.00              0.00      330,947.02       330,947.02    0.00        0.00              100.00
R                  0.00            0.00              0.00            0.00             0.00    0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   980,995,100.00  853,792,461.67     32,927,368.26    4,153,677.22    37,081,045.48    0.00        0.00      820,865,093.41
-----------------------------------------------------------------------------------------------------------------------------------
X         19,004,900.00   19,004,900.00              0.00    1,373,168.06     1,373,168.06    0.00        0.00       19,004,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                 ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST               TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46602WAA2        683.39438403    81.95576638          2.96111355           84.91687993      601.43861764       5.380000%
A2        46602WAB0      1,000.00000000     0.00000000          4.38127261            4.38127261    1,000.00000000       5.440000%
A3        46602WAC8      1,000.00000000     0.00000000          4.41348785            4.41348785    1,000.00000000       5.480000%
A4        46602WAD6      1,000.00000000     0.00000000          4.49402596            4.49402596    1,000.00000000       5.580000%
M1        46602WAE4      1,000.00000000     0.00000000          4.51818754            4.51818754    1,000.00000000       5.610000%
M2        46602WAF1      1,000.00000000     0.00000000          4.54234875            4.54234875    1,000.00000000       5.640000%
M3        46602WAG9      1,000.00000000     0.00000000          4.55040270            4.55040270    1,000.00000000       5.650000%
M4        46602WAH7      1,000.00000000     0.00000000          4.60677939            4.60677939    1,000.00000000       5.720000%
M5        46602WAJ3      1,000.00000000     0.00000000          4.63899438            4.63899438    1,000.00000000       5.760000%
M6        46602WAK0      1,000.00000000     0.00000000          4.69537133            4.69537133    1,000.00000000       5.830000%
B1        46602WAL8      1,000.00000000     0.00000000          5.09000786            5.09000786    1,000.00000000       6.320000%
B2        46602WAM6      1,000.00000000     0.00000000          5.17054609            5.17054609    1,000.00000000       6.420000%
B3        46602WAN4      1,000.00000000     0.00000000          5.85512000            5.85512000    1,000.00000000       7.270000%
B4        46602WAP9      1,000.00000000     0.00000000          6.21754100            6.21754100    1,000.00000000       7.720000%
P            N/A         1,000.00000000     0.00000000  3,309,470.20000000    3,309,470.20000000    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     870.33305433    33.56527292          4.23414676           37.79941967      836.76778142
-----------------------------------------------------------------------------------------------------------------------------------
X            N/A         1,000.00000000     0.00000000         72.25336939           72.25336939    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                         December 26, 2006
                                                STATEMENT TO CERTIFICATEHOLDERS

                        Subordinated Amount Reporting:

Sec. 4.03               Subordinated Amount                                                                  19,000,000.00
Sec. 4.03               Specified Subordinated Amount                                                        19,000,000.00
Sec. 4.03               Subordinated  Deficiency Amount                                                               0.00
Sec. 4.03               Overcollateralization Release Amount                                                          0.00
Sec. 4.03               Monthly Excess Interest                                                               1,615,816.98
Sec. 4.03               Monthly Excess Cash Flow Amount                                                       1,615,816.98
Sec. 4.03               Extra Principal Distribution Amount                                                     242,648.92

                        Expense Fees Detail:

Sec. 4.03               Securities Administrator Fee                                                              2,545.64
Sec. 4.03               Custodial Fee                                                                             1,090.99
Sec. 4.03               Servicing Fee                                                                           363,663.50

                        Advance Summary Detail:

Sec. 4.03               Current PI Advances                                                                   2,800,256.90
Sec. 4.03               Outstanding PI Advances                                                                       0.00

                        Collateral Summary Detail:

Sec. 4.03               Beginning Collateral Balance                                                        872,792,461.67
Sec. 4.03               Ending Collateral Balance                                                           839,865,093.41
Sec. 4.03               Beginning Number of Loans                                                                     0.00
Sec. 4.03               Ending Number of Loans                                                                    4,131.00
Sec. 4.03               Weighted Average Gross Mortgage Rate                                                     8.184865%
Sec. 4.03               Weighted Average Net Mortgage Rate                                                       7.679865%
Sec. 4.03               Weighted Average Term to Maturity                                                           345.00

Sec. 4.03               Loans Delinquent

                        Delinquency Totals
                        Group Totals
                        Period         Number    Principal Balance   Percentage
                        0-30 days         0                 0.00       0.00%
                        31-60 days      146        31,777,176.63       3.78%
                        61-90 days       92        18,618,722.78       2.22%
                        91+days          52         9,496,540.69       1.13%
                        Total           290        59,892,440.10       7.13%

                        Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03               Outstanding Balance of Sixty Plus Day Delinquent                                     86,179,760.66

Sec. 4.03               Loans in Foreclosure

                        Number of Loans in Foreclosure 0 to 30 Days Delinquent                                        3.00
                        Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                 317,065.71
                        Number of Loans in Foreclosure 31 to 60 Days Delinquent                                       2.00
                        Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                588,567.91
                        Number of Loans in Foreclosure 61 to 90 Days Delinquent                                      20.00
                        Balance of Loans in Foreclosure 61 to 90 Days Delinquent                              5,660,639.11
                        Number of Loans in Foreclosure 91+ Days Delinquent                                          172.00
                        Balance of Loans in Foreclosure 91+ Days Delinquent                                  44,073,455.36

                        Foreclosure Group Report
                        Group Number     Number of Loans    Principal Balance    Percentage
                              1                197            50,639,728.09        6.03%
                        Total                  197            50,639,728.09        6.03%

Sec. 4.03               Loans in Bankruptcy

                        Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                         3.00
                        Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                  412,672.51
                        Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                        1.00
                        Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                 146,505.90
                        Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                        2.00
                        Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                 511,352.23
                        Number of Loans in Bankruptcy 91+ Days Delinquent                                             3.00
                        Balance of Loans in Bankruptcy 91+ Days Delinquent                                      360,285.25

                        Bankruptcy Group Report
                        Group Number    Number of Loans   Principal Balance   Percentage
                              1                9           1,430,815.89        0.17%
                        Total                  9           1,430,815.89        0.17%

Sec. 4.03               Loans in REO

                        REO Group Report
                        Group Number    Number of Loans   Principal Balance   Percentage
                              1                26           5,993,953.21       0.71%
                        Total                  26           5,993,953.21       0.71%

Sec. 4.03               REO Book Value                                                                        5,993,953.21

                        Collections Summary:

                        Principal Funds:
                        Scheduled Principal Payments                                                            347,071.26
                        Principal Prepayments                                                                32,527,644.67
                        Curtailments                                                                             52,363.81
                        Curtailment Interest Adjustments                                                            288.52
                        Repurchase Principal                                                                          0.00
                        Substitution Amounts                                                                          0.00

                        Interest Funds:
                        Gross Interest                                                                        5,953,073.43
                        Servicing Fees                                                                          363,663.50
                        Securities Administrator                                                                  2,545.64
                        Custodial Fee                                                                             1,090.99

                        Prepayment Penalties:
                        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               52
                        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected   10,995,133.65
                        Amount of Prepayment Penalties Collected                                                330,947.02

                        Principal Payoffs by Group occurred in this Distribution
                        Group Number    Number of Loans   Principal Balance   Percentage
                              1               139           32,527,644.67      3.87%
                        Total                 139           32,527,644.67      3.87%

                        Prepayment Rate Calculations
                        Constant Prepayment Rate (CPR)
                        One Month CPR                                                                           36.443376%
                        Three Month Average CPR                                                                 30.111340%

                        Loss Detail:

                        Realized Loss Group Report
                        Group     Current       Cumulative    Ending          Balance of         Net
                        Number    Loss          Loss          Balance         Liquidated Loans   Liquidation Proceeds
                        1         242,648.92    355,011.51    839,865,093.41  0.00               0.00
                        TOTAL     242,648.92    355,011.51    839,865,093.41  0.00               0.00

                        Loss Reporting:
                        Number of Loans Liquidated                                                                    6.00
                        Current Realized Losses Incurred                                                        242,648.92
                        Net Liquidation Proceeds                                                                529,294.63
                        Loss Severity                                                                           31.433506%

                        Total Loss Reporting:
                        Cumulative Number of Loans Liquidated                                                         9.00
                        Cumulative Realized Losses Incurred                                                     355,011.51
                        Cumulative Net Liquidation Proceeds                                                     529,294.63
                        Cumulative Loss Severity                                                                40.145770%

                        Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                        Default Rates
                        MDR (Monthly Default Rate)
                        Current MDR                                                                              0.027801%
                        3 Month Average MDR                                                                      0.013398%
                        12 Month Average MDR                                                                     0.005742%
                        Cumulative MDR                                                                           0.035501%
                        Average MDR Since Cut-Off                                                                0.005072%

                        CDR (Conditional Default Rate)
                        Current Conditional Default Rate                                                         0.333108%
                        3 Month Average CDR                                                                      0.160589%
                        12 Month Average CDR                                                                     0.068824%
                        Cumulative CDR                                                                           0.425183%
                        Average CDR Since Cut-Off                                                                0.060740%

Sec. 4.03               Unpaid And Applied Realized Loss Amounts
                        Class M1 Unpaid Realized Loss Amount                                                          0.00
                        Class M1 Applied Realized Loss Amount                                                         0.00
                        Class M2 Unpaid Realized Loss Amount                                                          0.00
                        Class M2 Applied Realized Loss Amount                                                         0.00
                        Class M3 Unpaid Realized Loss Amount                                                          0.00
                        Class M3 Applied Realized Loss Amount                                                         0.00
                        Class M4 Unpaid Realized Loss Amount                                                          0.00
                        Class M4 Applied Realized Loss Amount                                                         0.00
                        Class M5 Unpaid Realized Loss Amount                                                          0.00
                        Class M5 Applied Realized Loss Amount                                                         0.00
                        Class M6 Unpaid Realized Loss Amount                                                          0.00
                        Class M6 Applied Realized Loss Amount                                                         0.00
                        Class B1 Unpaid Realized Loss Amount                                                          0.00
                        Class B1 Applied Realized Loss Amount                                                         0.00
                        Class B2 Unpaid Realized Loss Amount                                                          0.00
                        Class B2 Applied Realized Loss Amount                                                         0.00
                        Class B3 Unpaid Realized Loss Amount                                                          0.00
                        Class B3 Applied Realized Loss Amount                                                         0.00
                        Class B4 Unpaid Realized Loss Amount                                                          0.00
                        Class B4 Applied Realized Loss Amount                                                         0.00

Sec. 4.03               Unpaid Interest
                        Class A1 Unpaid Interest Shortfall                                                            0.00
                        Class A2 Unpaid Interest Shortfall                                                            0.00
                        Class A3 Unpaid Interest Shortfall                                                            0.00
                        Class A4 Unpaid Interest Shortfall                                                            0.00
                        Class M1 Unpaid Interest Shortfall                                                            0.00
                        Class M2 Unpaid Interest Shortfall                                                            0.00
                        Class M3 Unpaid Interest Shortfall                                                            0.00
                        Class M4 Unpaid Interest Shortfall                                                            0.00
                        Class M5 Unpaid Interest Shortfall                                                            0.00
                        Class M6 Unpaid Interest Shortfall                                                            0.00
                        Class B1  Unpaid Interest Shortfall                                                           0.00
                        Class B2  Unpaid Interest Shortfall                                                           0.00
                        Class B3  Unpaid Interest Shortfall                                                           0.00
                        Class B4  Unpaid Interest Shortfall                                                           0.00
                        Class X Unpaid Interest Shortfall                                                             0.00

Sec. 4.03               Current Period Relief Act/ Prepayment Interest Shortfalls                                   828.53
                        Class A1 Interest Reduction                                                                 257.85
                        Class A2 Interest Reduction                                                                 118.01
                        Class A3 Interest Reduction                                                                 161.39
                        Class A4 Interest Reduction                                                                 105.41
                        Class M1  Interest Reduction                                                                 33.78
                        Class M2 Interest Reduction                                                                  31.50
                        Class M3 Interest Reduction                                                                  18.25
                        Class M4  Interest Reduction                                                                 16.47
                        Class M5 Interest Reduction                                                                  16.09
                        Class B1  Interest Reduction                                                                 15.44
                        Class M6 Interest Reduction                                                                  15.26
                        Class B3  Interest Reduction                                                                 12.69
                        Class B4  Interest Reduction                                                                 13.48
                        Class X  Interest Reduction                                                                   0.00

                        Trigger Event                                                                                   NO
                        TEST I - Trigger Event Occurrence                                                               NO
                        (Is 3 Month Rolling Delinquency Percentage > 39.70% (or 49.23% if A Bonds are paid off)
                         of Senior Enhancement Percentage ?)
                        Delinquency Percentage                                                                    9.02413%
                        39.70% of Senior Enhancement Percentage (or 49.23% if A Bonds are paid off)               8.96078%
                        OR
                        TEST II - Trigger Event Occurrence                                                              NO
                        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                        Cumulative Realized Losses as % of Original Loan Bal                                      0.03550%
                        Required Cumulative Loss %                                                                0.00000%

Sec. 4.03               Available Funds                                                                      38,579,378.78
                        Interest Remittance Amount                                                            5,894,659.44
                        Principal Remittance Amount                                                          32,684,719.34

                        Class X Distributable Amount                                                          1,373,168.06

                        Subsequent Recoveries                                                                         0.00
                        Basis Risk Shortfalls
                        Class A1 Aggregate Basis Risk Shortfall                                                       0.00
                        Class A2 Aggregate Basis Risk Shortfall                                                       0.00
                        Class A3 Aggregate Basis Risk Shortfall                                                       0.00
                        Class A4 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M1 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M2 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M3 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M4 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M5 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M6 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B1 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B2 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B3 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B4 Aggregate Basis Risk Shortfall                                                       0.00

                        Basis Risk Shortfalls Repaid this Period
                        Class A1 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class A2 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class A3 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class A4 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M1 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M2 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M3 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M4 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M5 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M6 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B1 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B2 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B3 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B4 Basis Risk Shortfalls Repaid this Period                                             0.00

                        Excess Reserve Fund Account                                                                   0.00

                        Swap Account:
                        Net Swap Payment Due                                                                    125,165.24
                        Net Swap Payment Paid                                                                   125,165.24
                        Net Swap Receipt Due                                                                          0.00

                        Beginning Balance                                                                             0.00
                        Additions to the Swap Account                                                           125,165.24
                        Withdrawals from the Swap Account                                                       125,165.24
                        Ending Balance                                                                                0.00

                        Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
                        has knowledge or has received written notice:                                                  N/A
                        Material Breaches of any covenants under this Agreement of which the Securities Administrator
                        has knowledge or has received written notice:                                                  N/A

                        Capitalized Interest Account:
                        Beginning Balance                                                                           100.00
                        Withdrawals from the Cap Account                                                              0.00
                        Ending Balance                                                                              100.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.